Note 8 - Accounts Receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Gross accounts receivable – trade	$ 13,202	$ 9,195			$ 384
Less: allowance for doubtful accounts	(274)	(272)			0
Accounts receivable – trade, net	$ 12,928	$ 8,923	$ 1,000	$ 400	$ 384